Financial Instruments and Risk Management (Fuel Option Contracts) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives	$ 100
Fuel Options [Member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Derivative, notional amount		$ 2,740
Gains (losses) on change in fair value of derivatives		$ (500)
Bottom of range [member] | Fuel Options [Member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average price of hedging instrument		1.83
Top of range [member] | Fuel Options [Member] | Commodity price risk [member]
Disclosure of detailed information about hedged items [line items]
Average price of hedging instrument		2.09